PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

				Furniture			Battery Material	Bécancour Battery
				and other IT		Mine under	Demonstration Plant	Material Plant
	Land	Buildings	Equipment	equipment	Rolling stock	construction [1]	under construction [1]	under construction [1]	Total
	$	$	$	$	$	$	$	$	$
COST
January 1, 2024 [2]	2,455	3,438	25,350	235	128	48,477	710	-	80,793
Additions	-	-	43	-	-	14,002	3,059	1,175	18,279
Transfers	-	-	2,154	-	-	-	(2,154)	-	-
Transfer of Right-of-use assets	-	-	-	-	230	-	-	-	230
Write-Off/Disposals	-	(1,410)	-	-	(8)	-	-	-	(1,418)
December 31, 2024	2,455	2,028	27,547	235	350	62,479	1,615	1,175	97,884
ACCUMULATED DEPRECIATION
January 1, 2024	-	779	10,723	134	61	-	-	-	11,697
Depreciation	-	177	8,374	36	24	-	-	-	8,611
Transfer of Right-of-use assets	-	-	-	-	230	-	-	-	230
Write-Off/Disposals	-	(312)	-	-	(8)	-	-	-	(320)
December 31, 2024	-	644	19,097	170	307	-	-	-	20,218
Net book value as at December 31, 2024	2,455	1,384	8,450	65	43	62,479	1,615	1,175	77,666

				Furniture			Battery Material
				and other IT		Mine under	Demonstration Plant
	Land	Buildings	Equipment	equipment	Rolling stock	construction [1]	under construction [1]	Total
	$	$	$	$	$	$	$	$
COST
January 1, 2023 [2]	2,455	3,267	9,813	259	128	40,573	14,591	71,086
Additions	-	171	398	-	-	7,904	1,258	9,731
Transfers	-	-	15,139	-	-	-	(15,139)	-
Write-Off/Disposals	-	-	-	(24)	-	-	-	(24)
December 31, 2023	2,455	3,438	25,350	235	128	48,477	710	80,793
ACCUMULATED DEPRECIATION
January 1, 2023	-	551	3,478	97	37	-	-	4,163
Depreciation	-	228	7,245	56	24	-	-	7,553
Write-Off/Disposals	-	-	-	(19)	-	-	-	(19)
December 31, 2023	-	779	10,723	134	61	-	-	11,697
Net book value as at December 31, 2023 [2]	2,455	2,659	14,627	101	67	48,477	710	69,096

[1] Assets under construction are not being depreciated as they are not in the condition necessary to be capable of being operated in the manner intended by management.

[2] The Company reclassified long-term deposits related to engineering of the electrical powerline under the property, plant, and equipment category Mine under construction category in 2024. Consequently, comparative figures for prior years have been reclassified to conform to the current year presentation. The reclassification had no impact on the net loss.